Note 22 - Financial liabilities at amortized cost (Tables)	12 Months Ended
Dec. 31, 2020
Financial liabilities at amortized cost Abstract
Table of Financial liabiltiies measured at amortized cost
Financial liabilities measured at amortized cost (Millions of Euros)
	2020	2019	2018
Deposits	415.467	438.919	435.229
Deposits from central banks	45.177	25.950	27.281
Demand deposits	163	23	20
Time deposits and other	38.274	25.101	26.885
Repurchase agreements (*)	6.740	826	375
Deposits from credit institutions	27.629	28.751	31.978
Demand deposits	7.196	7.161	8.370
Time deposits and other	16.079	18.896	19.015
Repurchase agreements (*)	4.354	2.693	4.593
Customer deposits (**)	342.661	384.219	375.970
Demand deposits	266.250	280.391	260.573
Time deposits and other	75.666	103.293	114.188
Repurchase agreements (*)	746	535	1.209
Debt certificates	61.780	63.963	61.112
Other financial liabilities	13.358	13.758	12.844
Total	490.606	516.641	509.185

Deposits from credit institutions. Breakdown by geographical area and nature of the instrument.
Deposits from credit institutions. December 2020 (Millions of Euros)
	Demand deposits	Time deposits and other (*)	Repurchase agreements	Total
Spain	345	1.405	1	1.751
Mexico	689	672	188	1.549
Turkey	8	580	28	617
South America	557	1.484	-	2.041
Rest of Europe	2.842	4.531	4.070	11.444
Rest of the world	2.755	7.406	67	10.228
Total	7.196	16.079	4.354	27.629

Customer deposits. Breakdown by geographical area and nature of the instrument.
Customer deposits. December 2020 (Millions of Euros)
	Demand deposits	Time deposits and other	Repurchase agreements	Total
Spain	168.690	20.065	2	188.757
Mexico	43.768	10.514	117	54.398
Turkey	17.906	16.707	8	34.621
South America	25.730	11.259	-	36.989
Rest of Europe	8.435	12.373	619	21.427
Rest of the world	1.720	4.748	-	6.468
Total	266.250	75.666	746	342.661

Debt securities issued
Debt certificates (Millions of Euros)
	2020	2019	2018
In Euros	42.462	40.185	37.436
Promissory bills and notes	860	737	267
Non-convertible bonds and debentures	14.538	12.248	9.638
Covered bonds (*)	13.274	15.542	15.809
Hybrid financial instruments (**)	355	518	814
Securitization bonds	2.538	1.354	1.630
Wholesale funding	2.331	1.817	142
Subordinated liabilities	8.566	7.968	9.136
Convertible perpetual certificates	4.500	5.000	5.490
Non-convertible preferred stock	159	83	107
Other non-convertible subordinated liabilities	3.907	2.885	3.540
In foreign currencies	19.318	23.778	23.676
Promissory bills and notes	1.024	1.210	3.237
Non-convertible bonds and debentures	8.691	10.587	9.335
Covered bonds (*)	217	362	569
Hybrid financial instruments (**)	455	1.156	1.455
Securitization bonds	4	17	38
Wholesale funding	1.016	780	544
Subordinated liabilities	7.911	9.666	8.499
Convertible perpetual certificates	1.633	1.782	873
Non- convertible preferred stock	35	76	74
Other non-convertible subordinated liabilities	6.243	7.808	7.552
Total	61.780	63.963	61.112

Table Of Subordinated liabilities at amortized cost
Memorandum item: Subordinated liabilities at amortized cost
	2020	2019	2018
Subordinated deposits	12	384	411
Subordinated certificates	16.476	17.635	17.635
Preferred stock	194	159	181
Compound convertible financial instruments	6.133	6.782	6.363
Other non-convertible subordinated liabilities (*)	10.149	10.693	11.092
Total	16.488	18.018	18.047

Preferred Securities By Issuer Explanatory
Preferred securities by issuer (Millions of Euros)
	2020	2019	2018
BBVA International Preferred, S.A.U. (1)	35	37	35
Unnim Group (2)	159	83	98
BBVA USA	-	19	19
BBVA Colombia	-	20	19
Other	-	-	9
Total	194	159	181

Other Financial Liabilities
Other financial liabilities (Millions of Euros)
	2020	2019	2018
Lease liabilities	2.674	3.335
Creditors for other financial liabilities	2.408	2.623	2.891
Collection accounts	3.275	3.306	4.305
Creditors for other payment obligations	5.000	4.494	5.648
Total	13.358	13.758	12.844

Table Of Maturity Of Liabilities By Lease
Maturity of future payment obligations (Millions of Euros)
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Leases	244	430	397	1.602	2.674